Impairment charges net of reversals - Additional information (Detail) - USD ($)					6 Months Ended		12 Months Ended
		Dec. 16, 2020	Jul. 09, 2020	Jul. 16, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 03, 2021	Sep. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Adjustments to carrying value							$ 518,000,000	$ 946,000,000
Cash flows from consolidated operations	[1]						$ 33,936,000,000	$ 21,822,000,000	$ 19,705,000,000
Kitimat | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Cost of construction										$ 336,000,000
Discount rate applied to cash flow projections							6.60%
Recoverable amount of asset or cash-generating unit							$ 3,126,000,000
Carrying amount of asset or cash-generating unit							3,323,000,000
Post-tax impairment charge							197,000,000
Pre-tax impairment charge net of reversals							269,000,000
Adjustments to carrying value							67,000,000
Cash flows from consolidated operations							$ 58,000,000
Sensitivity Analysis Discount Rate Applied To Cash Flow Projections							7.10%
Sensitivity Analysis, Increase (Decrease) In Recoverable Amount Of Asset Or Cash-Generating Unit Due To A 50 Basis Point Increase							$ 180,000,000
Oyu Tolgoi | Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections						8.30%	8.00%
Recoverable amount of asset or cash-generating unit						$ 8,300,000,000	$ 11,800,000,000
Pre-tax impairment charge net of reversals						2,200,000,000
Sensitivity Analysis Discount Rate Applied To Cash Flow Projections							8.50%
Sensitivity Analysis, Increase (Decrease) In Recoverable Amount Of Asset Or Cash-Generating Unit Due To A 50 Basis Point Increase							$ 800,000,000
Recoverable amount of asset or cash generating unit, percent							20.00%
Confidence level used to determine risk adjustment factor							10.00%
Amount of increase in cash flows from used in consolidated operations under Paris aligned accounting							$ 1,900,000,000
Deferred tax expense (income) relating to origination and reversal of temporary differences						320,000,000
Deductible temporary differences for which no deferred tax asset is recognised						$ 359,000,000
Property development and project management expense		$ 6,750,000,000
Oyu Tolgoi | Copper | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Production delay period				16 months
Oyu Tolgoi | Copper | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Production delay period				30 months
Pacific Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Contract termination notice period			14 months
Pacific Aluminium | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections								6.60%
Recoverable amount of asset or cash-generating unit								$ 273,000,000
Post-tax impairment charge								26,000,000
Pre-tax impairment charge net of reversals								36,000,000
Pacific Aluminum Smelter | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax impairment charge								119,000,000
Pre-tax impairment charge net of reversals								$ 148,000,000
Sohar | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections											7.60%
Recoverable amount of asset or cash-generating unit											$ 258,000,000
ISAL | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of output reduction due to workforce strike							25.00%
Discount rate applied to cash flow projections								6.60%
Recoverable amount of asset or cash-generating unit								$ 139,000,000
Pre-tax impairment charge net of reversals					$ 204,000,000			93,000,000	109,000,000
Reversal of impairment loss recognised in profit or loss								$ 111,000,000
Diavik | Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture (%)								60.00%
Yarwun Alumina Refinery | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals									$ 1,138,000,000
Impairment loss, annual reduction, percent									30.00%
Sensitivity Analysis, Reduced Spot Price									$ 275

[1]

(a) Cash flows from consolidated operations			—	—
Profit after tax for the year		22,575	10,400	6,972
Adjustments for:
– Taxation		8,258	4,991	4,147
– Finance items		26	1,751	648
– Share of profit after tax of equity accounted units		(1,042)	(652)	(301)
– Losses on disposal of interest in business	36	—	—	291
– Impairment charges of investments in equity accounted units after tax	6	—	339	—
– Impairment charges net of reversals	6	269	904	3,487
– Depreciation and amortisation		4,697	4,279	4,384
– Provisions (including exchange differences on provisions)		1,903	894	753
– Pension settlement	25	(291)	—	—
Utilisation of provisions		(771)	(582)	(539)
Utilisation of provision for post-retirement benefits	25	(129)	(192)	(205)
Change in inventories		(1,397)	(281)	28
Change in receivables and other assets(g)		(367)	(562)	163
Change in trade and other payables		685	558	(191)
Other items(h)		(480)	(25)	68
		33,936	21,822	19,705